UAM FUNDS
FUNDS FOR THE INFORMED INVESTOR  (SM)
SUPPLEMENT DATED JUNE 22, 2000, TO THE
PROSPECTUSES, SUPPLEMENTED AS THE CASE MAY BE,
FOR EACH OF THE FOLLOWING PORTFOLIOS:  ACADIAN
EMERGING MARKETS PORTFOLIO, ANALYTIC DEFENSIVE
EQUITY FUND, ANALYTIC ENHANCED EQUITY FUND,
ANALYTIC INTERNATIONAL FUND, ANALYTIC MASTER
FIXED INCOME FUND, ANALYTIC SHORT-TERM
GOVERNMENT FUND, BHM&S TOTAL RETURN BOND
PORTFOLIO, C&B BALANCED PORTFOLIO, C&B EQUITY
PORTFOLIO, C&B EQUITY PORTFOLIO FOR TAXABLE
INVESTORS PORTFOLIO, C&B MID CAP EQUITY
PORTFOLIO, CAMBIAR OPPORTUNITY PORTFOLIO,
CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND
PORTFOLIO, CHICAGO ASSET MANAGEMENT
VALUE/CONTRARIAN PORTFOLIO, CLIPPER FOCUS
PORTFOLIO, DSI BALANCED PORTFOLIO, DSI
DISCIPLINED VALUE PORTFOLIO, DSI LIMITED
MATURITY BOND PORTFOLIO, DSI MONEY MARKET
PORTFOLIO, DSI SMALL CAP VALUE PORTFOLIO, FMA
SMALL COMPANY PORTFOLIO, FPA CRESCENT PORTFOLIO,
HANSON EQUITY PORTFOLIO, HEITMAN REAL ESTATE
PORTFOLIO, ICM SMALL COMPANY PORTFOLIO, IRA
CAPITAL PRESERVATION PORTFOLIO, MCKEE DOMESTIC
EQUITY PORTFOLIO, MCKEE INTERNATIONAL EQUITY
PORTFOLIO, MCKEE SMALL CAP EQUITY PORTFOLIO,
MCKEE U.S. GOVERNMENT PORTFOLIO, MJI
INTERNATIONAL EQUITY PORTFOLIO, NWQ SPECIAL
EQUITY PORTFOLIO, PELL RUDMAN MID-CAP GROWTH
PORTFOLIO, PIC TWENTY PORTFOLIO, RICE, HALL
JAMES SMALL COMPANY PORTFOLIO, RICE, HALL JAMES
SMALL/MID COMPANY PORTFOLIO, SIRACH BOND
PORTFOLIO, SIRACH EQUITY PORTFOLIO, SIRACH
GROWTH PORTFOLIO, SIRACH SPECIAL EQUITY
PORTFOLIO, SIRACH STRATEGIC BALANCED PORTFOLIO,
STERLING PARTNERS' BALANCED PORTFOLIO, STERLING
PARTNERS' EQUITY PORTFOLIO, STERLING PARTNER'S
SMALL CAP VALUE PORTFOLIO, TJ CORE EQUITY
PORTFOLIO, TS&W EQUITY PORTFOLIO, TS&W FIXED
INCOME PORTFOLIO, AND TS&W INTERNATIONAL
PORTFOLIO (EACH A "PORTFOLIO").
The adviser of the portfolio is an affiliate
of United Asset Management Corporation.  On
June 19, 2000, Old Mutual, plc and United
Asset Management Corporation announced an
agreement for Old Mutual to acquire United
Asset Management.  Old Mutual is a UK-based
financial services group with substantial
asset management, insurance and banking
businesses.  The closing of the transaction
is expected to take place during the fourth
quarter of 2000 and is subject to a number of
conditions.   As required by the Investment
Company Act of 1940, the portfolio's
shareholders will be asked to approve a new investment advisory agreement with the adviser, to take effect upon the consummation of the transaction. The new agreement will be identical to the current agreement in all respects except for its effective and termination dates. The new agreement will have no effect on the contractual advisory fee rate payable by the portfolio. No changes are currently planned which would affect the services being provided to the portfolio.

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